Organization and Business Description (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 14, 2025	Feb. 23, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 01, 2024	Feb. 27, 2024
Organization and Business Description [Line Items]
Incorporation date			May 16, 2023
Ordinary shares issued			37,758,997			37,758,997
Ordinary shares, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Escrow deposit shares		13,000,000			13,000,000
Net profit (in Dollars)			$ 28,411,204	$ (3,715,975)
Shares vested			1,046,957
2024 audited net profit					(i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the Sellers, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the Sellers to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.
Shares to be issued per share upon business combination			1
Ordinary shares outstanding			37,758,997			36,712,040
Capitalized offering cost (in Dollars)			$ 2,572,889
Offering cost (in Dollars)			$ 359,000
Aggregate earnout shares	1,712,297
Escrow earnout shares	11,287,703
PubCo acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
SinCo acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
Consideration amount (in Dollars)			$ 50,000,000
TOYO SinCo [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
Net profit (in Dollars)					$ 41,000,000
SinCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage			100.00%
PubCo [Member]
Organization and Business Description [Line Items]
Number of shares			41,000,000
Net profit (in Dollars)					41,000,000
Escrow Agreement [Member]
Organization and Business Description [Line Items]
Ordinary shares issued			41,000,000
Escrow deposit shares			13,000,000
Business Combination with a SPAC [Member]
Organization and Business Description [Line Items]
Net profit (in Dollars)					41,000,000
Excess amount of earnout (in Dollars)					$ 41,000,000
Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares issued		41,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Net profit (in Dollars)
Shares vested					13,000,000
Earnout shares			13,000,000
Common Stock [Member] | PubCo [Member]
Organization and Business Description [Line Items]
Ordinary shares issued			46,095,743				46,095,743
Ordinary shares outstanding							33,095,743
Issuance of excluding earnout shares							13,000,000
TOYO Solar [Member]
Organization and Business Description [Line Items]
Ownership percentage								100.00%
TOYO SinCo [Member]
Organization and Business Description [Line Items]
Ownership percentage								100.00%